Securitisations and Covered Bonds (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Gross Asset Securitised

The gross assets securitised, or for the covered bond programme assigned, at 30 June 2019 and 31 December 2018 were:

	30 June 2019 £m	31 December 2018 £m
Mortgage-backed master trust structures:
– Holmes	4,256	4,414
– Fosse	4,200	4,646
– Langton	2,671	3,034

	11,127	12,094

Other asset-backed securitisation structures:
– Motor	737	1,055
– Auto ABS UK Loans	1,358	1,468

	2,095	2,523

Total securitisation programmes	13,222	14,617

Covered bond programme:
– Euro 35bn Global Covered Bond Programme	23,157	21,578

Total securitisation and covered bond programmes	36,379	36,195

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme

The following table sets out the internal and external issuances and redemptions for the half year ended 30 June 2019 and the half year ended 30 June 2018 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H119 £bn	H118 £bn	H119 £bn	H118 £bn	H119 £bn	H118 £bn	H119 £bn	H118 £bn
Mortgage-backed master trust structures:
– Holmes	—	—	—	1.0	—	—	0.8	—
– Fosse	—	—	—	—	—	—	—	0.4
Other asset-backed securitisation structures:
– Motor	—	—	—	—	0.1	0.1	0.2	—
– Auto ABS UK Loans	—	—	—	—	—	—	0.1	—
Covered bond programme	—	—	1.9	2.4	—	0.5	—	1.9

	—	—	1.9	3.4	0.1	0.6	1.1	2.3